SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 6 (Details)	12 Months Ended
	Dec. 31, 2014
Fiftieth Percentile [Member]
Total Shareholder Return Ranking [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	100.00%	[1],[2]
Thirty Fifth Percentile Or Below [Member]
Total Shareholder Return Ranking [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	0.00%	[1],[2]
NinetiethPercentile [Member]
Total Shareholder Return Ranking [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	200.00%	[1],[2]
EighthPercntile [Member]
Total Shareholder Return Ranking [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	200.00%	[1],[2]
SixandSevenTenthsPercentile [Member]
Total Shareholder Return Ranking [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	150.00%	[1],[2]
FourandFourTenthsPercentile [Member]
Total Shareholder Return Ranking [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	100.00%	[1],[2]
ThreeandThreeTenthsPercentile [Member]
Total Shareholder Return Ranking [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	0.00%	[1],[2]
SeventyFifthPercentile [Member]
Total Shareholder Return Ranking [Line Items]
SharebasedCompensation Arrangement By Share based Payment Award Award Vesting Rights Percentage	150.00%	[1],[2]

[1]
Participants also receive additional shares for dividend equivalents on shares subject to RSUs, which are deemed reinvested to purchase additional units that become subject to the same vesting conditions as the RSUs to which the dividends relate.

[2]	If performance falls between the tiers shown above, we calculate the payout using linear interpolation.